Planning Force, Inc.

702 East 27th Avenue

Spokane, Washington 99203

(509) 747-2064

To:	Michele M. Anderson and	From:	Julie Morin
Albert G. Pappas
Fax:	(202) 772-9205	Pages:	2 including cover
Phone:	(202) 551-3378	Date:	June 2, 2005
Re:	Planning Force, Inc.

Dear Ms. Anderson:

Attached, please find a letter requesting accelerated effectiveness of the Registration Statement on Form SB-2 for Planning Force, Inc.

If you have any questions, please do not hesitate to contact me.

Sincerely,

Julie Morin

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